Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

Capital Lease Obligations

	December 31, 2012 $	December 31, 2011 $

RasGas II LNG Carriers	472,085	471,397
Suezmax Tankers	165,489	175,650

Total	637,574	647,047
Less current portion	70,272	47,203

Total	567,302	599,844

Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers

As at December 31, 2012, the commitments under these capital leases approximated $977.1 million, including imputed interest of $505.0 million, repayable as follows:

Year	Commitment
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
Thereafter	$857,128

As at December 31, 2012, the remaining commitments under these capital leases, including the purchase obligations, approximated $190.5 million, including imputed interest of $25.0 million, repayable during 2013 through 2018.

Year	Commitment
2013	$80,791
2014	$36,000
2015	$7,790
2016	$7,672
2017	$30,953
Thereafter	$27,296

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts

As at December 31, 2012, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1)	Sublease Payments(1)(2)
2013	$28,843	$24,779
2014	$28,828	$24,779
2015	$22,188	$24,779
2016	$21,242	$24,779
2017	$21,242	$24,779
Thereafter	$239,063	$278,884

Total	$361,406	$402,779

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2012, the Partnership had received $149.0 million of aggregate Head Lease receipts and had paid $90.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2012, $39.1 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

following table lists the components of the net investments in direct financing leases:

	December 31, 2012 $	December 31, 2011 $

Total minimum lease payments to be received	623,739	662,912
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	523	554
Less unearned revenue	(415,841)	(448,890)

Total	403,386	409,541
Less current portion	6,656	6,074

Total	396,730	403,467